Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2019
Successor [Member]
Schedule of Unvested Restricted Stock

The following table sets forth the LTIP activity for the periods indicated:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at December 31, 2018 (NESR - Successor)	725,200	$11.15
Granted	970,000	$10.36
Vested	-
Forfeited	(95,000)	$10.86
Unvested at June 30, 2019 (NESR - Successor)	1,600,200	$10.59

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at March 31, 2019 (NESR - Successor)	725,200	$11.15
Granted	970,000	$10.36
Vested	-
Forfeited	(95,000)	$10.86
Unvested at June 30, 2019 (NESR - Successor)	1,600,200	$10.59